Net (Loss) Income Per Share (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals)		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Schedule of Basic and Diluted Net (Loss) Income Per Share [Abstract]
Weighted average number of ordinary shares outstanding-diluted	[1]	7,936,940	7,936,940	7,936,940	7,936,940
Diluted net (loss) income per share attributable to ordinary shareholders | (per share)		$ (0.21)	$ (6.30)	$ 1.87	$ (1.44)

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)